FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:- FAIR VALUE MEASUREMENTS
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables represent the fair value hierarchy of the Company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022:

	December 31, 2023
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$533,854	$—	$—	$533,854
Marketable securities	22,721	182,648	—	205,369
Foreign currency derivative assets	—	15,059	—	15,059
Financial liabilities:
Foreign currency derivative liabilities	—	(7,868)	—	(7,868)

	$556,575	$189,839	$—	$746,414

	December 31, 2022
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial assets:
Money market funds	$51,855	$—	$—	$51,855
Marketable securities	72,194	415,219	—	487,413
Foreign currency derivative assets	—	—	—	—
Financial liabilities:
Foreign currency derivative liabilities	—	(32,195)	—	(32,195)

	$124,049	$383,024	$—	$507,073

In accordance with ASC 820, the Company measures its money market funds, marketable securities and foreign currency derivative contracts at fair value. Money market funds and marketable securities are classified within Level 1 or Level 2. This is because these assets are valued using quoted market prices for identical assets in active markets or alternative pricing sources and models utilizing market observable inputs. Foreign currency derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.
NOTE 3:- FAIR VALUE MEASUREMENTS (Cont.)

Assets Measured at Fair Value on a Non-Recurring Basis
Upon the occurrence of certain events, the Company remeasures the fair value of certain assets on a non-recurring basis. These assets include equity investments in privately held companies for which the Company utilizes the measurement alternative, property, plant and equipment, ROU assets, intangible assets and goodwill.
Investments in Privately Held Companies
As disclosed in Note 2(k), the Company accounts for equity investments in private companies without readily determinable market values using the measurement alternative. If measured at fair value, these investments are generally classified within Level 3 of the fair value hierarchy, because significant unobservable inputs or data in an inactive market are used in estimating their fair value.
ROU Assets and Related Leasehold Improvements
During the year ended December 31, 2023, ROU assets and related leasehold improvements with an aggregate carrying amount of $39,198 were written down to an aggregate fair value of $13,293, resulting in an impairment charge of $25,905. Refer to Note 18 for additional information. The fair value of these assets, which represents a Level 3 measurement, was estimated using an income approach based market participant expectations of future sublease income, taking into consideration the estimated time period it will take to obtain a sublease, the sublease rate, and the applicable discount rate, which are considered unobservable inputs.

Assets and Liabilities Measured at Fair Value for Disclosure Purposes Only
Convertible Notes
As of December 31, 2023, the estimated fair value of the 2025 Convertible Notes was $522,531 (as disclosed in Note 10, the 2023 Convertible Notes were fully repaid on July 1, 2023). As of December 31, 2022, the total estimated fair value of the Convertible Notes was $836,224 (the fair value of 2023 Convertible Notes and 2025 Convertible Notes was $351,787 and $484,438, respectively). The fair value of the Convertible Notes is considered to be Level 2 within the fair value hierarchy and was determined based on quoted prices of the Convertible Notes in an over-the-counter market.
Other Assets and Liabilities
The carrying values of certain of the Company’s financial instruments, other than those presented above, including cash and cash equivalents, short-term and restricted deposits, trade receivables, trade payables, employees and payroll accruals and accrued expenses and other current liabilities approximate fair values due to the short-term maturities of these instruments.